CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Issuance of shares common stock and warrants, warrant to purchase common stock	1,980,318
Issuance of shares common stock and warrants, issuance cost	$ 0.2